Investments	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Investments
11.	Investments

	December 31,
	2016	2017
	RMB	RMB

Cost investments (i)	477,733	703,566
Equity investments (ii)	252,272	309,241
Available-for-sale securities (iii)	188,597	140,212

Total	918,602	1,153,019

(i)
In 2016 and 2017, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB90,234 and RMB301,848, respectively. The investments are not investment in common stock or in-substance common stock and therefore have been precluded from applying the equity method of accounting. They have been accounted for as investments under the cost method, since all of these equity securities do not have a readily determinable fair value.

(ii)
In 2016 and 2017, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB107,010 and RMB 21,740, respectively. Investments have been accounted for under the equity method where the Group has significant influence in these investments and the investments are considered as in substance ordinary shares.

(iii)
In 2016, one of the Group's investees became listed on NASDAQ Global Market. As the investment has readily determinable fair value upon listing, the Group reclassified this investment as an available-for-sale security upon its listing and recorded the investment at fair value with unrealized holding gain or loss recognized in other comprehensive income under ASC 320.

In 2017, The Group disposed of 4 investments with total consideration of RMB57,651 and the aggregate gain resulting from the disposals is RMB45,861.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2015, 2016 and 2017, based on the Group's assessment, an impairment charge of RMB6,000, RMB80,104 and RMB 43,205 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.